S000019798 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	216 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
J.P. Morgan EMBI Global Diversified Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%	4.40%
J.P. Morgan EMBI Global Core Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.90%	1.40%	4.27%
iShares J.P. Morgan USD Emerging Markets Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	13.45%	1.26%	3.95%
Performance Inception Date				Dec. 17, 2007
iShares J.P. Morgan USD Emerging Markets Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.08%	(0.72%)	1.92%
iShares J.P. Morgan USD Emerging Markets Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.88%	0.05%	2.12%